Schedule of financial information represents the amount in the financial statements (Details) - USD ($)	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Loss for the financial year		$ 6,303	$ 4,303
Total assets		1	1	$ 1
Total liabilities		(6,303)	(4,303)	(4,303)
Revenue for the financial year
Profit for the financial period		$ (6,303)	(4,303)
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Current assets, representing total assets						$ 1,284,502	$ 1,088,385
Current liabilities, representing total liabilities						(5,055,579)	(2,982,923)
Loss for the financial year						2,391,161	729,862
Non-current assets						5,416,431	3,714,511
Total assets						6,700,933	4,802,896
Non-current liabilities						(194,362)	(189,217)
Total liabilities						(5,249,941)	(3,172,140)
Revenue for the financial year						2,403,552	3,594,828
Profit for the financial period						(2,391,161)	(729,862)
Exchange differences						(860)	(414)
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Current assets, representing total assets			1,898,008	1,898,008	$ 1,755,154
Current liabilities, representing total liabilities			(7,094,623)	(7,094,623)	(3,484,796)
Loss for the financial year	$ 6,441			1,262,031	856,261
Non-current assets			6,187,089	6,187,089	3,275,371
Total assets			8,085,097	8,085,097	5,030,525
Non-current liabilities			(663,011)	(663,011)	(127,218)
Total liabilities	(6,441)		(7,757,634)	(7,757,634)	(3,612,014)
Revenue for the financial year				1,829,681	1,280,229
Profit for the financial period	$ (6,441)			(1,262,031)	(856,261)
Exchange differences			959	959
Vax Biotech Sdn Bhd [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Current assets, representing total assets						686	1,815
Current liabilities, representing total liabilities						(2,596)	(2,653)
Net liabilities of the associate						(1,910)	(838)
Expenses for the financial year						(1,147)	(1,144)
Loss for the financial year						(1,147)	(1,144)
Share of loss of the associate						(344)	(343)
Profit for the financial period						1,147	1,144
Proportion of net assets of the associate						155	82
Exchange differences						(84)	3
Carrying amount of the Group’s interest in associate						71	85
Vax Biotech Sdn Bhd [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Current assets, representing total assets			313	313	1,492
Current liabilities, representing total liabilities			(3,856)	(3,856)	(2,697)
Net liabilities of the associate			(3,543)	(3,543)	(1,205)
Expenses for the financial year						(1,155)	(417)
Loss for the financial year						(1,155)	(417)
Share of loss of the associate							(80)
Profit for the financial period						1,155	417
Proportion of net assets of the associate			(1,063)	(1,063)	(362)
Carrying amount of the Group’s interest in associate			(1,063)	(1,063)	(362)
Alps Globemedics Sdn Bhd [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Current assets, representing total assets						28,413	34,602
Current liabilities, representing total liabilities						(14,263)	(2,469)
Loss for the financial year						16,590	(6,593)
Non-current assets						3,377	4,111
Total assets						31,790	38,713
Non-current liabilities						(759)	(813)
Total liabilities						(15,022)	(3,282)
Net assets of the associate						16,768	35,431
Revenue for the financial year						120,942	138,416
Profit for the financial period						(16,590)	6,593
Share of profit of the associate						(4,977)	1,978
Proportion of net assets of the associate						5,652	11,046
Exchange differences						(622)	(417)
Carrying amount of the Group’s interest in associate						5,030	10,629
Alps Globemedics Sdn Bhd [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Current assets, representing total assets			62,004	62,004	31,582
Current liabilities, representing total liabilities			(16,931)	(16,931)	(11,064)
Loss for the financial year				(34,026)	9,960
Non-current assets			4,084	4,084	3,637
Total assets			66,088	66,088	35,219
Non-current liabilities			(871)	(871)	(765)
Total liabilities			(17,802)	(17,802)	(11,829)
Net assets of the associate			48,286	48,286	23,390
Revenue for the financial year				142,809	46,039
Profit for the financial period				34,026	(9,960)
Share of profit of the associate				13,199	(2,988)
Proportion of net assets of the associate						14,486	7,017
Carrying amount of the Group’s interest in associate						14,486	7,017
Cilo Cybin Holdings Limited [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Current assets, representing total assets						3,354,690
Current liabilities, representing total liabilities						(593,538)
Loss for the financial year						(21,809)
Net assets of the associate						2,761,152
Profit for the financial period						21,809
Share of profit of the associate						8,742
Proportion of net assets of the associate						1,118,421
Exchange differences						(154)
Carrying amount of the Group’s interest in associate						$ 1,118,267
Cilo Cybin Holdings Limited [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Current assets, representing total assets			3,497,932	3,497,932
Current liabilities, representing total liabilities			(379,716)	(379,716)
Loss for the financial year				(50,019)
Net assets of the associate			3,118,216	3,118,216
Profit for the financial period				50,019
Share of profit of the associate				20,257
Proportion of net assets of the associate			1,416,662	1,416,662
Carrying amount of the Group’s interest in associate			$ 1,416,662	$ 1,416,662